Income Tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) company	Dec. 31, 2020 USD ($) company	Dec. 31, 2020 HKD ($) company	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income tax
Statutory income tax rate	21.00%	21.00%	21.00%
Number of Companies' subsidiaries | company	10	10	10
Taxable profit threshold	¥ 5,837,106	$ 894,576		¥ 6,621,168	¥ 5,364,883
Current and deferred portion of income tax expenses
Current tax expenses	961,802			1,118,822	1,068,214
Deferred tax assets	(271,969)	(41,681)		(40,527)	(139,081)
Total	¥ 689,833	$ 105,722		¥ 1,078,295	¥ 929,133
Minimum
Income tax
State income tax rate	5.00%	5.00%	5.00%
Maximum
Income tax
State income tax rate	9.90%	9.90%	9.90%
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)				10.00%
Preferential tax rates decreased income taxes	¥ 200,683
WFOE - Key Software Enterprise | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Hong Kong
Income tax
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Taxable profit threshold | $			$ 2
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%